Postemployment Benefits Postretirement Benefit Plans - Changes in Accumulated Benefit Obligation, Fair Value of Plan Assets, and Funded Status (Details) - Postretirement Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 1,294	$ 1,553
Service cost	6	8	$ 10
Interest cost	46	45	49
Benefits paid	(129)	(136)
Actuarial losses/(gains)	94	(142)
Plan amendments	(1)	(21)
Currency	6	(13)
Other	(3)	0
Benefit obligation at end of year	1,313	1,294	1,553
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1,044	1,188
Actual return on plan assets	187	(26)
Employer contributions	13	19	1,200
Benefits paid	(130)	(137)
Fair value of plan assets at end of year	1,114	1,044	$ 1,188
Net postretirement benefit liability/(asset) recognized at end of year	$ (199)	$ (250)